Other long term obligations	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Other long-term obligations	Other long-term obligations

	Note	December 31, 2025	December 31, 2024
DSU liabilities	21(c)	$14,012	$24,096
Derivative financial instrument	16(b)	5,402	—
Long-term contract liabilities	6(b)	1,836	19,027
Other		1,357	1,588
		$22,607	$44,711